Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 27, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life				10 years
Intangible assets, gross	$ 52,793	$ 126,681	$ 126,341
Intangible assets, accumulated amortization	(27,454)	(88,222)	(67,371)
Intangible assets, net	25,339	38,459	58,970
Restatement [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		54,115
Intangible assets, accumulated amortization		(26,658)
Intangible assets, net		$ 27,457
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		4 years 8 months 12 days
Intangible assets, gross	17,333	$ 17,333	17,333
Intangible assets, accumulated amortization	(17,333)	(17,333)	(14,883)
Intangible assets, net			2,450
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		16 years 1 month 6 days
Intangible assets, gross	5,181	$ 5,181	5,380
Intangible assets, accumulated amortization	(1,610)	(1,547)	(1,180)
Intangible assets, net	3,571	$ 3,634	4,200
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		9 years 8 months 12 days
Intangible assets, gross	12,115	$ 12,774	12,115
Intangible assets, accumulated amortization	(2,671)	(2,374)	(908)
Intangible assets, net	9,444	$ 10,400	11,207
Subscribers Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		5 years 1 month 6 days
Intangible assets, gross		$ 73,459	73,459
Intangible assets, accumulated amortization		(61,654)	(47,146)
Intangible assets, net		$ 11,805	26,313
Advertiser Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		10 years 2 months 12 days
Intangible assets, gross	14,519	$ 15,182	15,302
Intangible assets, accumulated amortization	(3,158)	(2,832)	(1,368)
Intangible assets, net	11,361	$ 12,350	13,934
Database Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		3 years
Intangible assets, gross	1,140	$ 2,397	2,397
Intangible assets, accumulated amortization	(1,140)	(2,171)	(1,753)
Intangible assets, net		226	644
Database Rights [Member] | Restatement [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		1,140
Intangible assets, accumulated amortization		(1,140)
Intangible assets, net
Digital Content [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, weighted average useful life		2 years
Intangible assets, gross	355	$ 355	355
Intangible assets, accumulated amortization	(355)	(311)	(133)
Intangible assets, net		44	$ 222
Subscriber Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,150	2,150
Intangible assets, accumulated amortization	(1,187)	(1,121)
Intangible assets, net	$ 963	$ 1,029